Share Based Payment (Details 2) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number outstanding at end of year	261,276	173,628	202,763
0.40 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	203,146
Weighted average remaining contractual Life	2 years 9 months 3 days
0.40 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	14,771	14,771	16,840
Weighted average remaining contractual Life	4 years 4 months 20 days	5 years 4 months 20 days	6 years 3 months 26 days
0.40 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	10,992	16,139	17,080
Weighted average remaining contractual Life	5 years 2 months 23 days	6 years 2 months 30 days	7 years 2 months 30 days
0.41 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	13,081	13,081	18,616
Weighted average remaining contractual Life	6 years 18 days	7 years 18 days	8 years 18 days
0.41 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	1,281	18,501
Weighted average remaining contractual Life	8 years 5 months 23 days	7 years 18 days
0.61 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	7,500	10,000
Weighted average remaining contractual Life	8 years 5 months 23 days	9 years 5 months 23 days
0.82 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		941	8,135
Weighted average remaining contractual Life		6 years 4 days	7 years 4 days
1.22 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		5,000
Weighted average remaining contractual Life		9 years 5 months 23 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	1,000	13,500	15,250
Weighted average remaining contractual Life	7 years 10 months 28 days	8 years 10 months 28 days	9 years 10 months 28 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	2,004	21,570
Weighted average remaining contractual Life	6 years 7 months 28 days	7 years 7 months 28 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		7,778
Weighted average remaining contractual Life		7 years 8 months 16 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	2,500	16,145
Weighted average remaining contractual Life	7 years 2 months 27 days	8 years 2 months 27 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		11,501
Weighted average remaining contractual Life		8 years 6 months 21 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		5,000
Weighted average remaining contractual Life		8 years 3 months 26 days
1.28 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	2,500	7,500
Weighted average remaining contractual Life	1 year 6 months 29 days	8 years 7 months 28 days
1.37 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year			8,146
Weighted average remaining contractual Life			8 years 8 months 16 days
1.58 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		170	30,714
Weighted average remaining contractual Life		7 years 7 months 28 days	8 years 7 months 28 days
1.73 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		2,500	22,500
Weighted average remaining contractual Life		8 years 7 months 28 days	9 years 8 months 2 days
1.76 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		2,500	2,500
Weighted average remaining contractual Life		7 months 28 days	1 year 7 months 28 days
1.83 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		1,406	27,395
Weighted average remaining contractual Life		8 years 2 months 30 days	9 years 2 months 30 days
1.94 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year			5,000
Weighted average remaining contractual Life			9 years 3 months 26 days
38.80 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	2,500	5,625	30,587
Weighted average remaining contractual Life	7 years 6 months 21 days	8 years 6 months 21 days	9 years 6 months 25 days